Document and Entity Information (USD $)	3 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Teliphone Corp
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Central Index Key	0001101783
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	125,000,000
Entity Public Float	$ 61,360,745
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

BALANCE SHEETS (USD $)	Mar. 31, 2012		Sep. 30, 2011
Cash and cash equivalents	$ 12,527		$ 37,481
Accounts receivable, net	2,539,334		140,149
Inventory	13,097		18,690
Prepaid expenses and other current assets	121,622		47,065
Total Current Assets	2,686,580		243,385
Fixed assets, net of depreciation	3,558,626		1,240,513
Customer lists, net	1,710,037		1,389,416
Goodwill	2,585,040		585,040
Total Other Assets	7,853,703		3,214,969
TOTAL ASSETS	10,540,283		3,458,354
Deferred revenue	893		776
Current portion of related party convertible debentures	60,150		57,240
Current portion of non related party loans	137,500		137,500
Current portion of related party loans	94,683		266,856
Current portion of obligations under capital lease	14,722		24,418
Liability for stock to be issued	19,868		469,868
Accounts payable and accrued expenses	2,525,979		380,545
Total Current Liabilities	2,853,795		1,337,203
Obligations under capital lease, net of current portion	299		3,686
Non related party loans, net of current portion	118,957		119,881
Related party loans, net of current portion	70,828		70,828
Total Long Term Liabilities	190,084		194,395
TOTAL LIABILITIES	3,043,879		1,531,598
Common stock	63,161	[1]	41,360	[2]
Additional paid-in capital	7,554,082		2,125,882
Accumulated deficit	(138,006)		(224,852)
Accumulated other comprehensive income (loss)	17,167		(15,634)
Total Stockholders' Equity (Deficit) before noncontrolling interest	7,496,404		1,926,756
Total Stockholders' Equity (Deficit)	7,496,404		1,926,756
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 10,540,283		$ 3,458,354

[1]	$0.001 Par Value; 125,000,000 shares authorized and 61,360,745 shares issued and outstanding
[2]	$0.001 Par Value; 125,000,000 shares authorized and 41,360,745 shares issued and outstanding

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements
Use of Estimates, Policy

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  On an on-going basis, the Company evaluates its estimates, including, but not limited to, those related to investment tax credits, bad debts, income taxes and contingencies. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Going Concern Note
Going Concern

As shown in the accompanying financial statements, the Company has a working capital deficit of ($167,215) as of March 31 2012 and has an accumulated deficit of ($138,006) through March 31, 2012, a decrease from ($224,852) on September 30, 2011. The Company has and continues to streamline their business, and has expanded their services throughout Canada generating positive gross margins. With the acquisition of NYTEX the Company will add wholesale international long distance termination to it service offerings. While the Company generated a positive net income for the quarter, much of this was due to net income from NYTEX. The positive gross margin generated by Teliphone was largely offset by a significant increase in depreciation due to investment in equipment and an increase in consulting fees for platform upgrades as well as product development and implementation of its IPTV service.  The Company has now completed the migration all its voice/data purchases to a new supplier and as a result will reduce its operating costs even further.  While the Company has demonstrated over the last three quarters that it is now operationally profitable, after producing operating losses in each of its fiscal years since inception in 1999 (except 2009, the lack of cash and operating history continues to raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is working on further reducing its working capital deficiency. The Company’s former subsidiary, Teliphone Inc. had accumulated trade payables greater than their trade receivables up to May 2011.  The Company had consolidated their operations such that the Company and not its subsidiary, Teliphone Inc. is now operating the business as of April 1, 2011.  On May 9, 2011, Teliphone Inc. filed for creditor protection under provisions of the Canadian Bankruptcy and Insolvency Act.  On May 31, 2011, the Company sold its entire holdings of Teliphone Inc. and as such no longer has responsibility for this trade deficit.

The Company acquired the New York Telecom Exchange Inc. (NYTEX), a telecommunications commodity exchange on December 31, 2011 for 20,000,000 common shares at a value of $0.25 per share. Management believes that the acquisition will allow it to provide a fully-integrated series of options which can now include wholesale traffic. While NYTEX has been in operation since January 2009, expansion of NYTEX will require the Company to seek additional financing externally or through supplier agreements.

There is still no guarantee that the Company will be able to raise additional capital or generate the increase in revenues to sustain its operations.

Management believes that the Company’s capital requirements will depend on many factors. These factors include the increase in sales through existing channels as well as its ability to continue to expand its distribution points and leveraging its technology into the commercial small business segments. The Company’s strategic relationships with telecommunications interconnection companies, internet service providers and retail sales outlets has permitted the Company to achieve consistent monthly growth in acquisition of new customers.

The Company’s ability to continue as a going concern for a reasonable period is dependent upon management’s ability to raise additional interim capital.  There can be no assurance that management will be able to raise sufficient capital, under terms satisfactory to the Company, if at all.

The financial statements do not include any adjustments relating to the carrying amounts of recorded assets or the carrying amounts and classification of recorded liabilities that may be required should the Company be unable to continue as a going concern.

Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies

NOTE 1-               ORGANIZATION AND BASIS OF PRESENTATION

The unaudited financial statements included herein have been prepared, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).  The financial statements and notes are presented as permitted on Form 10-Q and do not contain information included in the Company’s annual statements and notes.  Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.  It is suggested that these financial statements be read in conjunction with the September 30, 2011 audited financial statements and the accompanying notes thereto.  While management believes the procedures followed in preparing these financial statements are reasonable, the accuracy of the amounts are in some respects dependent upon the facts that will exist, and procedures that will be accomplished by the Company later in the year.

These unaudited financial statements reflect all adjustments, including normal recurring adjustments which, in the opinion of management, are necessary to present fairly the operations and cash flows for the periods presented.

Teliphone Corp. (the “Company”, formerly “OSK Capital II Corp” until it changed its name on August 21, 2006) was incorporated in the State of Nevada on March 2, 1999 to serve as a vehicle to effect a merger, exchange of capital stock, asset acquisition or other business combination with a domestic or foreign private business. Effective April 28, 2005, the Company achieved its objectives with the reverse merger and reorganization with Teliphone Inc., a Canadian company.

Teliphone, Inc. was founded by its original parent company, United American Corporation, a publicly traded Florida Corporation, in order to develop a Voice-over-Internet-Protocol (VoIP) network which enables users to connect an electronic device to their internet connection at the home or office which permits them to make telephone calls to any destination phone number anywhere in the world. VoIP is currently growing in scale significantly in North America. This innovative new approach to telecommunications has the benefit of drastically reducing the cost of making these calls as the distances are covered over the Internet instead of over dedicated lines such as traditional telephony.

Prior to its acquisition by the Company, Teliphone Inc. had grown primarily in the Province of Quebec, Canada through the sale of its product offering in retail stores and over the internet.  In addition to the retail services provided, Teliphone Inc. also sold to wholesalers who re-billed these services to their customers and provided the necessary support to their customers directly.

Teliphone Inc. provided its telecommunications services provided over its own network, and also re-sells traditional telecommunications services provided over the network of Major Telecommunications Providers across Canada through a direct sales channel.

On April 1, 2011, the Company consolidated its operations into that of the parent company.  On May 31, 2011, the Company sold its entire ownership holdings in its subsidiary, Teliphone Inc. and continued operating the same business as before the disposition.

The Company acquired the New York Telecom Exchange Inc. (NYTEX), a telecommunications commodity exchange on December 31, 2011 for 20,000,000 common shares at a value of $0.25 per share. Management believes that the acquisition will allow it to provide a fully-integrated series of options which can now include wholesale traffic. While NYTEX has been in operation since January 2009, expansion of NYTEX will require the Company to seek additional financing externally or through supplier agreements.

NYTEX is a telecommunications commodity exchange established in October 2008 and officially launched in June 2009. It focuses on facilitating the exchange of international call termination. International call termination occurs when a caller initiates a call in one country and it terminates in another. NYTEX provides services much like other commodity exchanges whereby it provides a platform for buyers and sellers to come together to purchase and sell international termination. Unlike traditional telecommunications exchanges where buyers and sellers are matched one to one on a circuit to circuit, in the NYTEX concept sellers sell their termination into a market and buyer buy from that market. NYTEX also offers a one to one trading facility for clients who request it. NYTEX manages all aspects of the transactions including technical clearing, financial clearing and quality control of the termination bought and sold on the exchange.   NYTEX developed all technical and conceptual aspects in house which includes a unique anti-False Answer Supervision (FAS) system which reduces the number of false calls by up to 90%. NYTEX has technical data centers in Montreal, London and Brussels which manage all calls.

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy

Principles of Consolidation

The financial statements include the accounts of the Company and its subsidiary for 2012. All significant intercompany accounts and transactions have been eliminated in consolidation. All minority interests have been reflected herein. With the sale of Teliphone Inc. on May 31, 2011, the Company disposed of its only majority-owned subsidiary, and as a result, all noncontrolling interests have been disposed of.

Basis of Financial Statement Presentation in Chapter 11

Effective July 1, 2009, the Company adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 105-10, Generally Accepted Accounting Principles – Overall (“ASC 105-10”). ASC 105-10 establishes the FASB Accounting Standards Codification (the “Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants. All guidance contained in the Codification carries an equal level of authority. The Codification superseded all existing non-SEC accounting and reporting standards.

All other non-grandfathered, non-SEC accounting literature not included in the Codification is non-authoritative. The FASB will not issue new standards in the form of Statements, FASB Positions or Emerging Issue Task Force Abstracts. Instead, it will issue Accounting Standards Updates (“ASUs”).

The FASB will not consider ASUs as authoritative in their own right. ASUs will serve only to update the Codification, provide background information about the guidance and provide the bases for conclusions on the change(s) in the Codification. References made to FASB guidance throughout this document have been updated for the Codification.

Accounting Changes and Error Corrections	3 Months Ended
Jun. 30, 2012
Accounting Changes and Error Corrections
Description of New Accounting Pronouncements Not yet Adopted

Recent Accounting Pronouncements

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. FASB ASU 2011-04 amends and clarifies the measurement and disclosure requirements of FASB ASC 820 resulting in common requirements for measuring fair value and for disclosing information about fair value measurements, clarification of how to apply existing fair value measurement and disclosure requirements, and changes to certain principles and requirements for measuring fair value and disclosing information about fair value measurements. The new requirements are effective for fiscal years beginning after December 15, 2011. The Company plans to adopt this amended guidance on October 1, 2012 and at this time does not anticipate that it will have a material impact on the Company’s results of operations, cash flows or financial position.

In June 2011, FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which amends the disclosure and presentation requirements of Comprehensive Income. Specifically, FASB ASU No. 2011-05 requires that all nonowner changes in stockholders’ equity be presented either in 1) a single continuous statement of comprehensive income or 2) two separate but consecutive statements, in which the first statement presents total net income and its components, and the second statement presents total other comprehensive income and its components. These new presentation requirements, as currently set forth, are effective for the Company beginning October 1, 2012, with early adoption permitted. The Company plans to adopt this amended guidance on October 1, 2012 and at this time does not anticipate that it will have a material impact on the Company’s results of operations, cash flows or financial position.

In September 2011, FASB issued ASU 2011-08, Testing Goodwill for Impairment, which amended goodwill impairment guidance to provide an option for entities to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. After assessing the totality of events and circumstances, if an entity determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, performance of the two-step impairment test is no longer required. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. Adoption of this guidance is not expected to have any impact on the Company’s results of operations, cash flows or financial position.

There were other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Accounting Policies	3 Months Ended
Jun. 30, 2012
Accounting Policies
Receivables, Policy
Accounts Receivable

The Company conducts business and extends credit based on an evaluation of the customers’ financial condition, generally without requiring collateral.

Exposure to losses on receivables is expected to vary by customer due to the financial condition of each customer. The Company monitors exposure to credit losses and maintains allowances for anticipated losses considered necessary under the circumstances. The Company has an allowance for doubtful accounts of $230,955 at March 31, 2012. The majority of this amount is from interest charged by NYTEX to clients under a credit policy prior to acquisition. Management is currently reviewing the credit policy and related interest charges for NYTEX operations.

Accounts receivable for Teliphone Corp. are generally due within 30 days and collateral is not required. Unbilled accounts receivable represents amounts due from customers for which billing statements have not been generated and sent to the customers. NYTEX generally operates on a 15 net 15 basis. Traffic that is purchased during the first 15 days of the month is due on the last day of the month and traffic purchased from the 16th to the end of the month is due on the 15th of the following month. NYTEX may require pre-payment if credit has not been established or exceeds established credit limits. NYTEX may negotiate other terms with clients as appropriate and may require pre-payment of traffic if no credit can be established or if a client desires to exceed its established credit limit.

Inventory, Policy	Inventory Inventory is valued at the lower of cost or market determined on a first-in-first-out basis. Inventory consisted only of finished goods.
Revenue Recognition, Policy

Revenue Recognition

Operating revenues for the Company are generated directly within the Company and not in its former subsidiary, Teliphone Inc. since the Company consolidated its operations and sold the inoperative Teliphone Inc. on May 31, 2011.  Operating revenues consist of telecommunications services (voice, video, data and long distance), customer equipment (which enables the Company's telephony services), consulting services and shipping revenue. Generally revenue recognition is the same for Teliphone Corp. and NYTEX except where indicated below. The point in time at which revenue is recognized is determined in accordance with Revenue Recognition under ASC 605-50, Accounting for Consideration Given by a Vendor to a Customer (Including a Reseller of the Vendor's Products) ("ASC 605-50"), and ASC 605-25, "Revenue Arrangements with Multiple Deliverables" (“ASC 605-25”). When the Company emerged from the development stage with the acquisition of Teliphone Inc. in 2005, they began to recognize revenue from their Telephony services when they are earned, specifically when all the following conditions are met:

·         Services are provided or products are delivered to customers

·         There is clear evidence that an arrangement exists

·         Amounts are fixed or can be determined

·         The Company’s ability to collect is reasonably assured.

In particular, the Company recognizes:

For Teliphone Corp:

·         Monthly fees for local, long distance and wireless voice services, as well as data services when we provide the services

o    “Services over the Company’s network” means that a significant portion of the voice or data passes over the Company’s own data network which it controls and

o    “Services resold from Major Provider’s networks” means that the Company re-sells the services purchased from a Major Provider to its customer, and hence does not control the voice or data flow (represents majority of the Company’s revenues)

·         Consulting fees which the Company earns when it sells hourly consulting services.

o    Consulting services are typically computer software development related, along with any administrative services that occur in the management of those resources (such as project management, accounting, administrative support, etc)

·         Other fees, such as network access fees, license fees, hosting fees, maintenance fees and standby fees, over the term of the contract

·         Subscriber revenues when customers receive the service

·         Revenues from the sale of equipment when the equipment is delivered and accepted by customers

                          For NYTEX:

·         Revenue from minutes sold on the exchange at the time of purchase which includes the price of the minutes and a per minute transaction fee which can vary from transaction to transaction.

·         Consulting fees which the Company earns when it sells hourly consulting services

o    Consulting services are typically for network operators which require advice on management of their international call termination

·         Revenues from the sale of equipment when the equipment is delivered and accepted by customers

Revenues exclude sales taxes and other taxes we collect from our customers.

Multiple-Element Arrangements

We enter into arrangements that may include the sale of a number of products and services, notably in sales of voice services over our own network.  In all such cases, we separately account for each product or service according to the methods previously described when the following three conditions are met:

·         The product or service has value to our customer on a stand-alone basis

·         here is objective and reliable evidence of the fair value of any undelivered product or service

·         If the sale includes a general right of return relating to a delivered product or service, the delivery or performance of any undelivered product or service is probable and substantially in our control.

·         If there is objective and reliable evidence of fair value for all products and services in a sale, the total price to the customer is allocated to each product and service based on its relative fair value. Otherwise, we first allocate a portion of the total price to any undelivered products and services based on their fair value and the remainder to the products and services that have been delivered.

·         If the conditions to account separately for each product or service are not met, we recognize revenue pro rata over the term of the customer agreement.

Resellers

We may enter into arrangements with resellers who provide services to our customers. When we act as the principal in these arrangements, we recognize revenue based on the amounts billed to our customers. Otherwise, we recognize as revenue the net amount that we retain.

Sales Returns

We accrue an estimated amount for sales returns, based on our past experience, when revenue is recognized.

Deferred Revenues

We record payments we receive in advance, including upfront non-refundable payments, as deferred revenues until we provide the service or deliver the product to customers. Deferred revenues also include amounts billed under multiple-element sales contracts where the conditions to account separately for each product or service sold have not been met.

Accounts Receivable

The Company conducts business and extends credit based on an evaluation of the customers’ financial condition, generally without requiring collateral.

Exposure to losses on receivables is expected to vary by customer due to the financial condition of each customer. The Company monitors exposure to credit losses and maintains allowances for anticipated losses considered necessary under the circumstances. The Company has an allowance for doubtful accounts of $230,955 at March 31, 2012. The majority of this amount is from interest charged by NYTEX to clients under a credit policy prior to acquisition. Management is currently reviewing the credit policy and related interest charges for NYTEX operations.

Accounts receivable for Teliphone Corp. are generally due within 30 days and collateral is not required. Unbilled accounts receivable represents amounts due from customers for which billing statements have not been generated and sent to the customers. NYTEX generally operates on a 15 net 15 basis. Traffic that is purchased during the first 15 days of the month is due on the last day of the month and traffic purchased from the 16th to the end of the month is due on the 15th of the following month. NYTEX may require pre-payment if credit has not been established or exceeds established credit limits. NYTEX may negotiate other terms with clients as appropriate and may require pre-payment of traffic if no credit can be established or if a client desires to exceed its established credit limit.

Advertising Costs, Policy

Advertising Costs

                                The Company expenses the costs associated with advertising as incurred.  Advertising expenses for the six months ended March 31, 2012 and 2011 are included in the statements of operations.

Income Tax, Policy

Income Taxes

The Company accounts for income taxes utilizing the liability method of accounting.  Under the liability method, deferred taxes are determined based on differences between financial statement and tax bases of assets and liabilities at enacted tax rates in effect in years in which differences are expected to reverse.  Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts that are expected to be realized.

Earnings Per Share Policy, Basic

Earnings (Loss) Per Share of Common Stock

Basic net income (loss) per common share is computed using the weighted average number of common shares outstanding.  Diluted earnings per share (EPS) include additional dilution from common stock equivalents, such as stock issuable pursuant to the exercise of stock options and warrants.  Common stock equivalents were not included in the computation of diluted earnings per share when the Company reported a loss because to do so would be antidilutive for periods presented.

The following is a reconciliation of the computation for basic and diluted EPS:

                                                                March  31,                            March 31,

                                                                      2012                                   2011

Net income (loss)                                   $86,846                             $217,731

Weighted-average common stock

Outstanding (Basic)                            51,613,204                          37,556,657

Weighted-average common stock

Equivalents

Stock Options                                               -                                                     -

                Warrants                                                  ___-__                              _______-

Weighted-average common stock

Outstanding (Diluted)                                         51,613,204                        37,556,657

The Company has not issued options or warrants to purchase stock in these periods. If there were options or warrants outstanding they would not be included in the computation of diluted EPS when the Company reported a loss because inclusion would have been antidilutive.

Foreign Currency Transactions and Translations Policy

Currency Translation

For accounts in currencies other than the U.S. dollar, the Company translates income and expense amounts at average exchange rates for the month, translates assets and liabilities at year-end exchange rates and equity at historical rates. The Company’s functional currency is the Canadian dollar, while the Company reports its currency in the US dollar. The Company records these translation adjustments as accumulated other comprehensive income (loss). Gains and losses from foreign currency transactions are included in other income (expense) in the results of operations.

Fair Value of Financial Instruments, Policy

Fair Value of Financial Instruments

The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments.  For the notes payable, the carrying amount reported is based upon the incremental borrowing rates otherwise available to the Company for similar borrowings.

Derivatives, Policy

Derivative Financial Instruments

The Company generally does not use derivative financial instruments to hedge exposures to cash-flow or market risks. However, certain other financial instruments, such as warrants or options to acquire common stock and the embedded conversion features of debt and preferred instruments that are indexed to the Company’s common stock, are classified as liabilities when either (a) the holder possesses rights to net-cash settlement or (b) physical or net share settlement is not within the control of the Company. In such instances, net-cash settlement is assumed for financial accounting and reporting, even when the terms of the underlying contracts do not provide for net-cash settlement. Such financial instruments are initially recorded at fair value and subsequently adjusted to fair value at the close of each reporting period.

Property, Plant and Equipment, Policy

Fixed Assets

                                Fixed assets are stated at cost.  Depreciation is computed using the straight-line method over the estimated useful lives of the assets; automobiles – 3 years, computer equipment – 3 years, and furniture and fixtures – 5 years.

When assets are retired or otherwise disposed of, the costs and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in income for the period.  The cost of maintenance and repairs is charged to income as incurred; significant renewals and betterments are capitalized.  Deduction is made for retirements resulting from renewals or betterments.

Debt, Policy

Convertible Instruments

The Company reviews the terms of convertible debt and equity securities for indications requiring bifurcation, and separate accounting, for the embedded conversion feature. Generally, embedded conversion features where the ability to physical or net-share settle the conversion option is not within the control of the Company are bifurcated and accounted for as a derivative financial instrument. (See Derivative Financial Instruments below). Bifurcation of the embedded derivative instrument requires allocation of the proceeds first to the fair value of the embedded derivative instrument with the residual allocated to the debt instrument. The resulting discount to the face value of the debt instrument is amortized through periodic charges to interest expense using the Effective Interest Method.

Income Tax Uncertainties, Policy

Uncertainty in Income Taxes

The Company follows ASC 740-10, “Accounting for Uncertainty in Income Taxes” (“ASC 740-10”). This interpretation requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. ASC 740-10 is effective for fiscal years beginning after December 15, 2006. Management has adopted ASC 740-10 for 2009, and they evaluate their tax positions on an annual basis, and has determined that as of March 31, 2012, no additional accrual for income taxes other than the federal and state provisions and related interest and estimated penalty accruals is not considered necessary.

Cash and Cash Equivalents, Policy	Cash The Company considers all highly liquid debt instruments and other short-term investments with an initial maturity of three months or less to be cash equivalents.
Impairment or Disposal of Long-Lived Assets, Policy
Impairment of Long-Lived Assets

Long-lived assets, primarily fixed assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. The Company does perform a periodic assessment of assets for impairment in the absence of such information or indicators. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying amount of an asset or group of assets is not recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and estimated fair value.

Intangible Assets, Finite-Lived, Policy

Customer Lists

The Company in March 2011 acquired customer lists in a transaction with a company. The customer lists will be amortized over a period of five years commencing April 1, 2011. The customer lists will be amortized utilizing the straight-line method.

In December 2011 the Company acquired customer lists in a transaction with a company. The customer lists will be amortized over a period of five years commencing January 1, 2012. The customer lists will be amortized utilizing the straight-line method.

Stockholders' Equity, Policy

Comprehensive Income

The Company adopted ASC 220-10, “Reporting Comprehensive Income,” (formerly SFAS No. 130). ASC 220-10 requires the reporting of comprehensive income in addition to net income from operations.

Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of information that historically has not been recognized in the calculation of net income.

Share-based Compensation, Effect on Earnings Per Share

Stock-Based Compensation

In 2006, the Company adopted the provisions of ASC 718-10 “Share Based Payments” for its year ended September 30, 2008. The adoption of this principle had no effect on the Company’s operations.

The Company has elected to use the modified–prospective approach method. Under that transition method, the calculated expense in 2006 is equivalent to compensation expense for all awards granted prior to, but not yet vested as of January 1, 2006, based on the grant-date fair values. Stock-based compensation expense for all awards granted after January 1, 2006 is based on the grant-date fair values. The Company recognizes these compensation costs, net of an estimated forfeiture rate, on a pro rata basis over the requisite service period of each vesting tranche of each award. The Company considers voluntary termination behaviour as well as trends of actual option forfeitures when estimating the forfeiture rate.

The Company measures compensation expense for its non-employee stock-based compensation under ASC 505-50, “Accounting for Equity Instruments that are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services”.  The fair value of the option issued is used to measure the transaction, as this is more reliable than the fair value of the services received.  The fair value is measured at the value of the Company’s common stock on the date that the commitment for performance by the counterparty has been reached or the counterparty’s performance is complete. The fair value of the equity instrument is charged directly to compensation expense and additional paid-in capital.

Discontinued Operations, Policy

Discontinued Operations

The Company has accounted for the sale of its entire holdings in its subsidiary Teliphone Inc in accordance with ASC 360-10-45, Property, Plant, and Equipment – Overall – Glossary-Component of an Entity, (formerly FAS 144, Accounting for the Impairment or Disposal of Long-Lived Assets).  (See NOTE 13 – DISCONTINUED OPERATIONS).  In the prior year financial statement comparatives, the Company has reflected the prior year presentation to reflect elements of the disposed subsidiary as discontinued operations.  This reclassification had no effect on earnings per share of the prior period as is for presentation purposes only.

Property, Plant, and Equipment	3 Months Ended
Jun. 30, 2012
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure

NOTE 3-               FIXED ASSETS

Fixed assets as of March 31, 2012 (unaudited) and September 30, 2011 were as follows:

	Estimated Useful	(unaudited)
	Life (Years)	March 31,	September 30,
		2012	2011

Furniture and fixtures	5	$551	$689
Trading platform	5	2,300,000	-
Computer equipment	3	1,840,424	1,357,963

		4,140,975	1,358,652
Less: accumulated depreciation		582,349	118,139
Fixed assets, net		$3,558,626	$1,240,513

There was $464,349 and $81,572 charged to operations for depreciation expense for continuing operations for the six months ended March 31, 2012 and 2011, respectively.

Intangible Assets, Goodwill and Other	3 Months Ended
Jun. 30, 2012
Intangible Assets, Goodwill and Other
Intangible Assets Disclosure

NOTE 10-             SERVICING CONTRACT FOR THE CUSTOMERS OF ORION COMMUNICATIONS INC.

On May 7, 2009, the Company’s then subsidiary Teliphone Inc. entered into an assignment agreement with 9191-4200 Quebec Inc. (“9191”) in order to have the customer contracts of Orion Communications Inc., (“Orion”) an Ontario, Canada Company assigned to the Company for its management.  No consideration was paid however the Company and 9191 had agreed to share 50% each of the gross benefits received from the customer base.

On February 23, 2010, the Company’s agreement of assignment with 9191 was cancelled due to a default of the assignor.  As a result of the default, immediate payment for all amounts owed by 9191 was requested, however 9191 did not comply.  The delivery of services to Orion clients was suspended, and the clients were permitted to request delivery of service directly from the Company.  As a result of the cancellation of the contract, the Company took a write-down (fully impaired) of $337,275 previously listed as Goodwill.

As a result of the lawsuits against the Company’s former subsidiary resulting from the transaction (See NOTE 7), on March 31, 2011, the Company negotiated and entered into an Asset Purchase Agreement with Orion Communications, Inc. (“Orion”) and 9191-4200 Quebec, Inc. (“9191”) to acquire the customers from Orion valued at $1,479,265. As consideration for these customers, the Company issued 3,804,088 shares at a value of $0.25 per share for a total of $951,022, pay $375,000 to BMO in the form of a note payable (see Note 12) and utilize the $153,243 paid in advances from prior years.

Commitment and Contingencies	3 Months Ended
Jun. 30, 2012
Commitment and Contingencies
Commitments and Contingencies Disclosure

NOTE 7-               COMMITMENTS / LITIGATION

The Company assumed the lease from its former subsidiary Teliphone Inc. for its Toronto, Canada offices, which is set to expire on August 31, 2014. The Company has the following commitments remaining on this lease:

September 30, 2012:          $22,178

2013:     $51,960

2014:     $43,300

The Company has a lease with a business center for its Montreal, Canada offices which is set to expire on November 30, 2013. The Company has the following commitments remaining on this lease:

September 30, 2012:          $27,478

2013:     $13,980

The Company’ assumed the various capital lease agreements from its former subsidiary Teliphone Inc. for computer equipment with Dell Financial Services Canada Limited, both operating and capital leases.  The Company’s operating leases expired during the year ended September 30, 2011. All new leases the Company has entered into have been capital leases, see Note 11.

In September 2011 the Company began negotiations with Dezmocom Inc. of Montreal to establish Teliphone Business Solutions Corp, a joint venture between the Company and Dezmocom dedicated to the marketing of the Company's products and services and establishment of new sales channels. Dezmocom had an established track record of developing and overseeing marketing channels such as resellers and agents as well as internal expertise in sales of products the same or similar to those of the Company. An agreement was executed on April 15, 2012 and under the agreement the Company and Dezmocom will share profits from the joint venture equally. The Company has been working with Dezmocom on this project and has advanced Teliphone Business Solutions $18,734 which has been matched by Dezmocom. This amount is reflected in other current assets at March 31, 2012.

On April 29, 2009, 9191-4200 Quebec Inc. (“9191”) entered into a purchase agreement with 3 individuals residing in the Province of Ontario, Canada for all of the issued and outstanding shares of Orion Communications Inc. (“Orion”).  On April 30, 2009, Orion, under management of 9191, had executed a services agreement with the Company’s subsidiary, Teliphone Inc. to provide telecommunications services to the customers of Orion.  On January 18, 2010, 9191 filed a Statement of Claim in Superior Court of Justice in the Province of Ontario, Canada for rescission due to overpayment and damages totalling CDN$1,000,000 claiming misrepresentation of financial statements made by the former owners.

On February 18, 2010, the Former owners of Orion filed their defense and counterclaim against 9191, naming the Company, its former subsidiary Teliphone Inc., George Metrakos, a current Director of the Company and the Company’s President and CEO at the time, and other individuals as third party claimants for a total of CDN$4,000,000.  The Former Owners of Orion claim that the Company, its former subsidiary and Director are third party claimants due to its agreements with 9191 to provide services to the clients of Orion.

The Former owners of Orion are also pursuing the Company’s former subsidiary Teliphone Inc. for $150,000 for the early termination of the employment agreement.

On March 10, 2010, Bank of Montreal (“BMO”), a Canadian financial institution and creditor of Orion has filed a claim against the Company’s former subsidiary Teliphone Inc. requesting payment of Orion’s outstanding debt of CDN$778,607.  BMO stood as a secured creditor of Orion based on its issuance of a credit line to Orion in 2007.  BMO claimed that as a secured creditor holding a General Security Agreement, it had rights to the receivables of Orion and claims that these receivables are being collected by Teliphone Inc.

On March 30, 2011, the Company acquired the client lists from BMO and therefore resolved the disputes with BMO for a total settlement of $375,000 payable over 24 months as follows:  $25,000 due at commencement and a further $11,458 per month, with a final payment of $75,000 on the 24th month (See Note 12 for further discussion).

Subsequently on November 15, 2011, BMO did not accept the monthly payment claiming that additional legal fees were owed to BMO by Teliphone and no payments have been made since that date. These fees were not listed in the original agreement and the Company and BMO.

The Company, BMO, 9191, Metrakos and the former owners have since reached an agreement on this issue and an amended all party agreement which resolves disputes between the parties will upon final execution see resumption of payments by the Company to BMO.

Debt	3 Months Ended
Jun. 30, 2012
Debt
Long-term Debt, Description

NOTE 6-               CONVERTIBLE DEBENTURES

On February 6, 2009, the Company entered into a 12% Convertible Debenture (the “A Debenture”) with an individual. The A Debenture had a maturity date of February 6, 2010, and incurred interest at a rate of 12% per annum.  On February 6, 2010, the A Debenture was renewed for an additional 12 months at 12% to mature on February 6, 2012. The Company has discussed a long term extension of this debenture with the debenture holder. While no final agreement has been reached, the Company believes that the debenture holder will allow the Company to maintain interest only payments for at least one year.

The A Debenture can either be paid to the holders on February 6, 2012 or converted at the holders’ option any time up to maturity at a conversion price equal to eighty percent (80%) of the average closing price of the common stock as listed on a Principal Market for the five (5) trading days immediately preceding the conversion date. If the common stock is not traded on a Principal Market, the conversion price shall mean the closing bid price as furnished by the National Association of Securities Dealers, Inc.

On February 17, 2009, the Company entered into a 12% Convertible Debenture (the “B Debenture”) with an individual. The B Debenture had a maturity date of February 17, 2010, and incurred interest at a rate of 12% per annum.  On February 17, 2010, the B Debenture was renewed for an additional 12 months at 12% to mature on February 17, 2012 and has been renewed again for an additional 12 months.

The B Debenture can either be paid to the holders on February 17, 2012 or converted at the holders’ option any time up to maturity at a conversion price equal to eighty percent (80%) of the average closing price of the common stock as listed on a Principal Market for the five (5) trading days immediately preceding the conversion date. If the common stock is not traded on a Principal Market, the conversion price shall mean the closing bid price as furnished by the National Association of Securities Dealers, Inc.

The total amount of the A and B Debentures was $60,150.

The convertible debentures met the definition of hybrid instruments, as defined in ASC 815-10, Accounting for Derivative Instruments and Hedging Activities (ASC 815-10). The hybrid instruments are comprised of a i) a debt instrument, as the host contract and ii) an option to convert the debentures into common stock of the Company, as an embedded derivative. The embedded derivative derives its value based on the underlying fair value of the Company’s common stock. The Embedded Derivative is not clearly and closely related to the underlying host debt instrument since the economic characteristics and risk associated with this derivative are based on the common stock fair value.

The embedded derivative did not qualify as a fair value or cash flow hedge under ASC 815-10.

Debt Instrument, Description

NOTE 12-             NOTE PAYABLE - BMO

On March 30, 2011, the Company entered into a non-interest bearing Note Payable to Bank of Montreal (“BMO”) for a total of $375,000 as part of its dispute resolution regarding the management of the clients of Orion Communications Inc.  The Note calls for an initial payment of $25,000 followed by 24 equal payments due on the 15th of the month of $11,458, and a final payment of $75,000 due on April 15, 2013.  The Company has classified the Note Payable on its balance sheet as at March 31, 2012 as $187,535 as a long-term liability and $137,500 as the current portion in its current liabilities.  As of October 2011, the Company had met all of its payment obligations on this note payable.  Subsequently on November 15, 2011, BMO did not accept the monthly payment claiming that additional legal fees were owed to BMO by Teliphone. These fees were not listed in the original agreement and the Company and BMO. The Company and BMO have since reached an agreement on this issue and an amended agreement which resolves the dispute between the parties and will upon final execution see resumption of payments by the Company to BMO (NOTE 7).

Equity	3 Months Ended
Jun. 30, 2012
Equity
Stockholders' Equity Note Disclosure

NOTE 8-               STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

As of March 31, 2012, the Company has 125,000,000 shares of common stock authorized with a par value of $.001.

The Company has 63,160,745 shares issued and outstanding as of March 31, 2012.

On September 30, 2004, the Company had 3,216,000 shares issued and outstanding. On April 28, 2005, the Company entered into a reverse merger upon the acquisition of Teliphone, Inc. and issued 27,010,000 shares of common stock to the shareholders of Teliphone, Inc. in exchange for all of the outstanding shares of stock of Teliphone, Inc. Thus the Company had 30,426,000 shares issued and outstanding.

On August 31, 2005, the Company issued 663,520 shares of common stock in conversion of the Company’s convertible debentures in the amount of $331,760.

On August 22, 2006, the Company issued 1,699,323 shares of common stock to United American Corporation in conversion of related party debt in the amount of $421,080 (see Note 4). An additional 171 fractional shares were issued in December 2006.

On August 22, 2006, the Company issued 105,000 shares of common stock for consulting services. These services have been valued at $0.25 per share, the price at which the Company’s offering will be. The value of $26,250 was reflected in the consolidated statement of operation for the year ended September 30, 2006.

In December 2006, the Company issued 660,000 shares of common stock representing a value in the amount of $165,000, for consulting services that occurred during the year ended September 30, 2006. The Company recognized the expense in the year ended September 30, 2006 as the services were provided in this time frame. The Company used the $0.25 price for valuation purposes.

The Company issued 3,812,633 shares of common stock of the Company in February 2009 as part of the debt conversion agreement with related parties on December 31, 2008. The Company also issued 10,000 shares of stock for services rendered at a value of $.038 per share ($380).

The Company issued 180,000 shares of common stock to convert related party notes in the amount of $22,500 ($0.125 per share) on March 31, 2010.

The Company issued 3,804,088 shares on May 4, 2011 for the acquisition of the rights to service the former clients of Orion Communications Inc. (“Orion”) after its dispute settlement with Orion’s secured creditors (see Note 10).

The Company agreed to issue 489,871 shares on March 31, 2010 as part of an interest payment to shareholders in order to solidify personal guarantees in conjunction with an extension of the Company’s operating line of credit facility with its Bank.  In addition, the Company has agreed to issue 1,800,000 shares of stock for its acquisition of $450,000 worth of equipment from Orion Communications, Inc. on March 23, 2012.

The Company issued 20,000,000 shares ($0.25 per share) on December 30, 2011 for the acquisition of the New York Telecom Exchange Inc. The value of $5,000,000 was allocated as follows: $2,300,000 for the trading platform, $200,000 for computer equipment, $500,000 for the customer lists, and the remaining balance of $2,000,000 allocated to goodwill.

Income Taxes	3 Months Ended
Jun. 30, 2012
Income Taxes
Income Tax Disclosure

NOTE 9-               PROVISION FOR INCOME TAXES

Deferred income taxes are determined using the liability method for the temporary differences between the financial reporting basis and income tax basis of the Company’s assets and liabilities.  Deferred income taxes are measured based on the tax rates expected to be in effect when the temporary differences are included in the Company’s tax return.  Deferred tax assets and liabilities are recognized based on anticipated future tax consequences attributable to differences between financial statement carrying amounts of assets and liabilities and their respective tax bases.

At March 31, 2012 the Company had no deferred tax assets.

At March 31, 2012, the Company had a net operating profit in the amount of amount of $86,846, all of which occurring within the Province of Ontario, Canada, and is offset by net loss carry forward and hence no income tax is due.

A reconciliation of the Company’s effective tax rate as a percentage of income before taxes and federal statutory rate for the periods ended March 31, 2012 and 2011 is summarized as follows:

	2012	2011
Federal statutory rate	(34.0)%	(34.0)%
State income taxes, net of federal benefits	3.3	3.3
Valuation allowance	30.7	30.7
	0%	0%

	2011	2010
Canadian Federal statutory rate	3.5%	3.5%
Canadian Provincial income taxes, net of federal benefits	12.0	12.0
Valuation allowance	0.0	0.0
	15.5%	15.5%

Discontinued Operations and Disposal Groups	3 Months Ended
Jun. 30, 2012
DISCONTINUED OPERATIONS
Disposal Groups, Including Discontinued Operations, Disclosure

NOTE 13-             DISCONTINUED OPERATIONS

On April 1, 2011, the Company consolidated the operations of its subsidiary (operating within the jurisdictions of Quebec, Canada and Ontario, Canada) unto itself (operating in the jurisdiction of Nevada).  As a result of the consolidation, the following fixed assets (net of accumulated depreciation) were transferred from Teliphone Inc. to Teliphone Corp.:

Computer Equipment for IPTV:                                      $395,170

Computer Equipment for VoIP:                                       $132,431

Furniture and Office Equipment:                                            $660

Total:                     $528,261

The only remaining fixed asset in Teliphone Inc. was:

Computer Equipment for Mobile VoIP:                         $15,840

The Company also assigned all client and supplier contracts from Teliphone Inc. to Teliphone Corp and as such, continued to operate the same business.

On May 31, 2011, the Company sold its entire holdings consisting of 89.1% of the issued and outstanding Common Shares of its subsidiary Teliphone Inc. to YEURB INVESTMENTS COMPANY LIMITED, a Commonwealth of the Bahamas Corporation.  The gains and losses from the disposition of certain income-producing assets and associated liabilities, operating results, and cash flows are reflected as discontinued operations in the financial statements for all periods presented.  Although net earnings are not affected, the Company has reclassified results that were previously included in continuing operations as discontinued operations for qualifying dispositions.

As a result of this transaction, the Company’s financial statements have been prepared with the results of operations and cash flows of this disposed property shown as discontinued operations.  All historical statements have been restated in accordance with GAAP.

Segment Reporting	3 Months Ended
Jun. 30, 2012
Segment Reporting
Segment Reporting Disclosure

	TELIPHONE CORP.
	SEGREGATED FINANCIAL SUMMARY
	SIX MONTHS ENDED MARCH 31, 2012

	Teliphone	NYTEX	Total
Segmented Operating Revenues	$2,323,967	$5,042,126	$7,366,093
Total Cost of Revenues	1,582,099	4,208,555	5,790,654
Gross Profit	741,868	833,571	1,575,439

Total Operating Expenses Net of Depreciation and Amortization	630,658	214,207	844,865
Depreciation and Amortization	643,728	-	643,728

Net Income (Loss) Applicable to Common Shares	($532,518)	$619,364	$86,846

Segmented Fixed Assets
NYTEX Trading Platform	$-	$2,108,333	$2,108,333
Client Lists	1,235,037	475,000	1,710,037
Goodwill	585,040	2,000,000	2,585,040
Furniture and Fixtures	1,450,293	-	1,450,293

Total Assets	$3,270,370	$4,583,333	$7,853,703

Leases	3 Months Ended
Jun. 30, 2012
Leases
Leases of Lessee Disclosure

NOTE 11-             OBLIGATIONS UNDER CAPITAL LEASE

On April 1, 2011, the Company assumed the capital leases of its former subsidiary Teliphone Inc.  The Company leases some of its computer equipment pursuant to capital leases. At March 31, 2012, minimum future annual lease obligations are as follows:

Year Ending

March 31, 2013                                                   $16,453

March 31, 2014                                                          315

                                                                                                  16,768

Less: Amounts representing interest                                  (1,747.)

Total                                                                                        15,021

Current portion                                                                        (14,722)

Long-term portion                                                                   $299

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES - CONTINUING OPERATIONS
Net income (loss) from continuing operations for cash flow	$ 86,846	$ 24,564
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	643,728
Total Adjustments to reconcile net income	643,728
Changes in assets and liabilities
(Increase) decrease in accounts receivable	(2,399,186)
(Increase) decrease in inventory	5,593
(Increase) decrease in prepaid expenses and other current assets	(74,557)
Increase (decrease) in deferred revenues	116
Increase in accounts payable and and accrued expenses	2,145,434	55,210
Total Changes in Assets and Liabilities	321,128	55,210
Net cash provided by (used in) operating activities	407,974	79,774
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of capital assets	(282,461)
Net cash (used in) investing activities	(282,461)
CASH FLOWS FROM FINANCING ACTIVITES
Payments under capital lease	(13,083)
Proceeds from debenture payable	2,910	3,572
Repayment of loans payable-non-related parties net of repayments	(924)
Proceeds from loan payable - related parties, net	(172,173)	(9,466)
Net cash provided by (used in) financing activities	(183,270)	(5,894)
CASH FLOWS FROM DISCONTINUED OPERATIONS
Operating activities		532,128
Investing activities		(414,424)
Financing activities		(186,658)
Net cash flows provided by discontinued operations		(68,954)
Effect of foreign currencies	32,803	(4,926)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(24,954)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	37,481
CASH AND CASH EQUIVALENTS - END OF PERIOD	12,527
CASH PAID DURING THE PERIOD FOR:
Cash Payment of Interest Expense	9,095	19,453
SUPPLEMENTAL NONCASH INFORMATION:
Common stock issued for acquisition of NYTEX	5,000,000
Common stock issued for liability to issue common stock	450,000
Customer lists acquired		1,479,265
Common stock to be issued for BMO deal		(9,631,022)
Loan Payable - BMO		(375,000)
Advances made in prior periods		$ (153,243)

STATEMENTS OF INCOME (USD $)	3 Months Ended		6 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
OPERATING REVENUES
Revenues	$ 6,140,917		$ 7,366,093
Total Revenues	6,140,917		7,366,093
COST OF REVENUES
Inventory, beginning of period	12,849		18,690
Purchases and cost of VoIP services	4,993,947		5,785,061
Inventory, end of period	(13,097)		(13,097)
Total Cost of Revenues	4,993,699		5,790,654
GROSS PROFIT	1,147,218		1,575,439
OPERATING EXPENSES
Wages, professional and consulting fees	388,948	(62,152)	622,641	(46,011)
Other general and administrative expenses	133,189	13,175	213,129	13,175
Depreciation	444,521		643,728
Total Operating Expenses	966,658	(48,977)	1,479,498	(32,836)
NET INCOME (LOSS) BEFORE OTHER INCOME (EXPENSE)	180,560	48,977	95,941	32,836
OTHER INCOME (EXPENSE)
Interest expense	(5,211)	(4,370)	(9,095)	(8,272)
Total Other Income (Expense)	(5,211)	(4,370)	(9,095)	(8,272)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	175,349	44,607	86,846	24,564
DISCONTINUED OPERATIONS
Gain from discontinued operations		189,803		193,167
NET GAIN (LOSS) FROM DISCONTINUED OPERATIONS		189,803		193,167
NET INCOME (LOSS) APPLICABLE TO COMMON SHARES	175,349	234,410	86,846	217,731
NET INCOME (LOSS) PER BASIC AND DILUTED SHARES
From continuing operations		$ 0		$ 0
From discontinued operations		$ 0.01		$ 0.01
NET INCOME PER SHARE		$ 0.01		$ 0.01
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND FULLY DILUTED	61,538,767	37,556,657	51,613,204	37,556,657
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	175,349	234,410	86,846	217,731
Currency translation adjustments	(1,288)	(13,378)	32,801	(28,634)
Total Comprehensive income (loss)	$ 174,061	$ 221,032	$ 119,647	$ 189,097

Foreign Operations and Currency Translation	3 Months Ended
Jun. 30, 2012
Foreign Operations and Currency Translation
Foreign Currency Disclosure

Currency Translation

For accounts in currencies other than the U.S. dollar, the Company translates income and expense amounts at average exchange rates for the month, translates assets and liabilities at year-end exchange rates and equity at historical rates. The Company’s functional currency is the Canadian dollar, while the Company reports its currency in the US dollar. The Company records these translation adjustments as accumulated other comprehensive income (loss). Gains and losses from foreign currency transactions are included in other income (expense) in the results of operations.

Related Party Disclosures	3 Months Ended
Jun. 30, 2012
Related Party Disclosures
Related Party Transactions Disclosure

NOTE 5-               RELATED PARTY LOANS

Long Term Related Party Debt

On April 1, 2011, the Company assumed debt of a shareholder previously held within its former majority-owned subsidiary, Teliphone Inc. of $70,828.  The loan matures on December 31, 2013 with interest only payable monthly at an annual rate of 12%.  The Company reserves the right to pay the principal in its entirety at any time without penalty. The total amount is outstanding as of March 31, 2012.

Current Related Party Debt

The Company received a total of $73,827 collectively from a Director of the Company and a Company owned and controlled by the same Director through March 31, 2012.  The advances are considered short term in nature, accrue interest at 12% per annum, and are due on demand. As of March 31 2012, the Company has accrued $20,856 in interest on these advances.

Subsequent Events	3 Months Ended
Jun. 30, 2012
Subsequent Events:
Subsequent Events

 NOTE 14-            SUBSEQUENT EVENTS

In September 2011 the Company began negotiations with Dezmocom Inc. of Montreal to establish Teliphone Business Solutions Corp, a joint venture between the Company and Dezmocom dedicated to the marketing of the Company's products and services and establishment of new sales channels. Dezmocom had an established track record of developing and overseeing marketing channels such as resellers and agents as well as internal expertise in sales of products the same or similar to those of the Company. Subsequently on April 15, 2012 an agreement was executed and under the agreement the Company and Dezmocom will share profits from the joint venture equally. The Company has been working with Dezmocom on this project and has advanced Teliphone Business Solutions $18,734 which has been matched by Dezmocom. This amount is reflected in other current assets at March 31, 2012.